Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	March 31, 2022	December 31, 2021
Prepaid insurance	$68,451	$105,900
Other prepaid expenses	37,682	46,170
Lease deposits	14,378	14,378
Other assets	-	10
Total	$120,511	$166,458

	December 31, 2021	December 31, 2020
Prepaid insurance	$105,900	$-
Other prepaid expenses	46,170	7,000
Lease deposits	14,378	5,000
Other assets	10	-
Total	$166,458	$12,000